Convertible debt - VRB convertible bond (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jul. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Convertible debt
Proceeds from Ivanhoe Electric convertible notes		$ 86,200	$ 48,621	$ 49,999
VRB Convertible bond
Convertible debt
Proceeds from Ivanhoe Electric convertible notes	$ 24,000
Debt term	5 years
Interest rate on convertible debt (in percent)	8.00%
Valuation cap price	$ 158,000
Transaction costs	$ 1,100
Amortization rate at effective interest method	9.10%